United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___03/31/07___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		_03/31/07__


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     4536    96388 SH       SOLE                    96388
American Intl Group            COM              026874107      227     3373 SH       SOLE                     3373
BP PLC - Sp ADR                COM              055622104      312     4820 SH       SOLE                     4820
Bank of America                COM              060505104      599    11741 SH       SOLE                    11741
Bankrate Inc                   COM              06646v108     1439    40824 SH       SOLE                    40824
Bard C.R. Inc.                 COM              067383109     3510    44149 SH       SOLE                    44149
Best Buy Company               COM              086516101     6182   126882 SH       SOLE                   126882
Bright Horizons Family Solutio COM              109195107     6360   168488 SH       SOLE                   168488
Cisco Systems Inc              COM              17275R102     5021   196679 SH       SOLE                   196679
Cognizant Tech Solutions-A     COM              192446102     4614    52271 SH       SOLE                    52271
Conoco Phillips                COM              20825C104      200     2928 SH       SOLE                     2928
D.R. Horton Inc.               COM              23331a109     2066    93901 SH       SOLE                    93901
Expeditors                     COM              302130109     2917    70606 SH       SOLE                    70606
Express Scripts                COM              302182100     4013    49720 SH       SOLE                    49720
Exxon Mobil Corp               COM              30231G102      366     4847 SH       SOLE                     4847
FMC Technologies Inc           COM              30249U101     4809    68943 SH       SOLE                    68943
Garmin LTD                     COM              g37260109     2719    50209 SH       SOLE                    50209
Genentech Inc                  COM              368710406     1584    19294 SH       SOLE                    19294
General Elec                   COM              369604103      586    16571 SH       SOLE                    16571
Genlyte Group Inc              COM              372302109     5094    72199 SH       SOLE                    72199
Hanmi Financial Corporation    COM              410495105     4408   231294 SH       SOLE                   231294
Hibbett Sports, Inc.           COM              428567101     3817   133501 SH       SOLE                   133501
ITT Corp                       COM              450911102     4925    81645 SH       SOLE                    81645
Intl Game Technology           COM              459902102     4656   115299 SH       SOLE                   115299
Kirby Corp.                    COM              497266106     6497   185741 SH       SOLE                   185741
Leucadia Natl                  COM              527288104      473    16082 SH       SOLE                    16082
Logitech Intl - Sp ADR         COM              H50430232     6319   227042 SH       SOLE                   227042
Lowe's Companies               COM              548661107     3913   124247 SH       SOLE                   124247
Manulife Financial Corp.       COM              56501R106     3023    87748 SH       SOLE                    87748
Micros Systems Inc.            COM              594901100     3140    58163 SH       SOLE                    58163
Microsoft Corp                 COM              594918104      541    19397 SH       SOLE                    19397
NCI Building Systems Inc       COM              628852105     2705    56662 SH       SOLE                    56662
Novo-Nordisk Spons ADR         COM              670100205     3705    40923 SH       SOLE                    40923
O'Reilly Automotive            COM              686091109     3949   119302 SH       SOLE                   119302
Oceaneering Intl Inc           COM              675232102     5215   123811 SH       SOLE                   123811
Oshkosh Truck Corp             COM              688239201     7338   138455 SH       SOLE                   138455
Panera Bread Company CL A      COM              69840w108     2311    39134 SH       SOLE                    39134
Pool Corp                      COM              73278L105     4841   135222 SH       SOLE                   135222
Qualcomm Inc                   COM              747525103     4944   115896 SH       SOLE                   115896
Royal Dutch Pete               COM              780259206      252     3800 SH       SOLE                     3800
Sabine Royalty Trust           COM              785688102      811    19665 SH       SOLE                    19665
Teva Pharm Ind-SP ADR          COM              881624209     3735    99776 SH       SOLE                    99776
Tractor Supply                 COM              892356106     6061   117698 SH       SOLE                   117698
Wesco International Inc        COM              95082p105     5552    88430 SH       SOLE                    88430
Yahoo                          COM              984332106     4139   132290 SH       SOLE                   132290
Zimmer Holdings                COM              98956P102     3469    40613 SH       SOLE                    40613
Zions Bancorporation           COM              989701107     4030    47682 SH       SOLE                    47682